Segment Reporting and Business Concentrations - Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue from external customers	$ 757,907	$ 653,721	$ 563,677
Property and equipment, net	63,626	55,274	62,790
United States
Segment Reporting Information [Line Items]
Revenue from external customers	700,471	602,418	529,521
Property and equipment, net	62,781	55,103	62,368
Canada
Segment Reporting Information [Line Items]
Revenue from external customers	57,436	51,303	34,156
Property and equipment, net	$ 845	$ 171	$ 422